Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company leases out offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. The Company does not recognize ROU assets and lease obligations for short-term leases.
The components of lease expense related to leases for the period are as follows:

	Three Months Ended March 31,
	2022	2021

	(In thousands)
Lease Cost:
Operating lease expense	$784	$673
Short-term lease expense	$875	$810
Finance lease cost:
Amortization of right-of-use assets	$79	$64
Interest on lease obligations	7	7
Total finance lease cost	86	71
Total lease cost	$1,745	$1,554
The components of supplemental cash flow information related to leases for the period are as follows:

	Three Months Ended March 31,
	2022	2021
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the period ended:
Operating cash flows for operating leases	$731	$638
Operating cash flows for finance leases	$7	$7
Financing cash flows for finance leases	$91	$61

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$—
Finance leases	$—	$—

Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	9
Finance leases (in years)	1	2

Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	6.2%	5.1%
The supplemental condensed consolidated balance sheet information related to leases for the period is as follows:

	As of
	March 31, 2022	December 31, 2021
	(In thousands)
Finance leases
Long-term right-of-use assets	$301	$252

Short-term finance lease liabilities	$257	$258
Long-term finance lease liabilities	118	79
Total finance lease liabilities	$375	$337

Operating leases
Long-term right-of-use assets	$14,078	$14,433

Short-term operating lease liabilities	$1,406	$1,384
Long-term operating lease liabilities	13,639	13,999
Total operating lease liabilities	$15,045	$15,383
Lease Obligations
The Company has several non-cancelable operating leases primarily related to the lease of its manufacturing and testing facilities. These leases generally contain renewal options for periods ranging from 3 to 10 years and require the Company to pay all executory costs, such as maintenance and insurance. Certain lease arrangements have rent-free periods or escalating payment provisions, and the Company recognizes rent expense of such arrangements on a straight-line basis.
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of March 31, 2022 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$2,278	$217
2023	3,064	126
2024	3,121	63
2025	2,444	—
2026	2,631	—
Thereafter	9,647	—
Total payments	$23,185	$406
Less:
Imputed interest/present value discount	(8,140)	(31)
Present value of lease liabilities	$15,045	$375
Leases
The Company leases out offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. The Company does not recognize ROU assets and lease obligations for short-term leases.
On May 1, 2021, the Company signed an agreement to lease certain commercial space in Guam for a monthly rent of $37 thousand with two months free rent, and fourteen-month term from June 1, 2021, to July 31, 2022, with options to extend for an additional three one-year periods. The lease agreement was entered based on plans to operate in Guam as an additional spaceport for satellite launch services. As of December 31, 2021, the Company recorded $1.5 million of ROU asset and lease obligation related to this warehouse lease in Guam.
The components of lease expense related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Lease Cost:
Operating lease expense	$2,952	$2,735
Short-term lease expense	3,625	3,358
Finance lease cost:
Amortization of right-of-use assets	259	237
Interest on lease obligations	24	21
Total finance lease cost	283	258
Total lease cost	$6,860	$6,351
The components of supplemental cash flow information related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$2,787	$2,273
Operating cash flows for finance leases	$24	$21
Financing cash flows for finance leases	$257	$243
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,632	$—
Finance leases	$53	$139
Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	9
Finance leases (in years)	1	2
Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	6.4%	5.1%
The supplemental balance sheet information related to leases for the period is as follows:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Finance leases
Long-term right-of-use assets	$252	$457
Short-term finance lease liabilities	258	253
Long-term finance lease liabilities	79	286
Total finance lease liabilities	$337	$539
Operating leases
Long-term right-of-use assets	$14,433	$14,009
Short-term operating lease liabilities	1,384	901
Long-term operating lease liabilities	13,999	13,893
Total operating lease liabilities	$15,383	$14,794

Leases	Leases
The Company leases out offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. The Company does not recognize ROU assets and lease obligations for short-term leases.
The components of lease expense related to leases for the period are as follows:

	Three Months Ended March 31,
	2022	2021

	(In thousands)
Lease Cost:
Operating lease expense	$784	$673
Short-term lease expense	$875	$810
Finance lease cost:
Amortization of right-of-use assets	$79	$64
Interest on lease obligations	7	7
Total finance lease cost	86	71
Total lease cost	$1,745	$1,554
The components of supplemental cash flow information related to leases for the period are as follows:

	Three Months Ended March 31,
	2022	2021
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the period ended:
Operating cash flows for operating leases	$731	$638
Operating cash flows for finance leases	$7	$7
Financing cash flows for finance leases	$91	$61

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$—
Finance leases	$—	$—

Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	9
Finance leases (in years)	1	2

Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	6.2%	5.1%
The supplemental condensed consolidated balance sheet information related to leases for the period is as follows:

	As of
	March 31, 2022	December 31, 2021
	(In thousands)
Finance leases
Long-term right-of-use assets	$301	$252

Short-term finance lease liabilities	$257	$258
Long-term finance lease liabilities	118	79
Total finance lease liabilities	$375	$337

Operating leases
Long-term right-of-use assets	$14,078	$14,433

Short-term operating lease liabilities	$1,406	$1,384
Long-term operating lease liabilities	13,639	13,999
Total operating lease liabilities	$15,045	$15,383
Lease Obligations
The Company has several non-cancelable operating leases primarily related to the lease of its manufacturing and testing facilities. These leases generally contain renewal options for periods ranging from 3 to 10 years and require the Company to pay all executory costs, such as maintenance and insurance. Certain lease arrangements have rent-free periods or escalating payment provisions, and the Company recognizes rent expense of such arrangements on a straight-line basis.
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of March 31, 2022 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$2,278	$217
2023	3,064	126
2024	3,121	63
2025	2,444	—
2026	2,631	—
Thereafter	9,647	—
Total payments	$23,185	$406
Less:
Imputed interest/present value discount	(8,140)	(31)
Present value of lease liabilities	$15,045	$375
Leases
The Company leases out offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. The Company does not recognize ROU assets and lease obligations for short-term leases.
On May 1, 2021, the Company signed an agreement to lease certain commercial space in Guam for a monthly rent of $37 thousand with two months free rent, and fourteen-month term from June 1, 2021, to July 31, 2022, with options to extend for an additional three one-year periods. The lease agreement was entered based on plans to operate in Guam as an additional spaceport for satellite launch services. As of December 31, 2021, the Company recorded $1.5 million of ROU asset and lease obligation related to this warehouse lease in Guam.
The components of lease expense related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Lease Cost:
Operating lease expense	$2,952	$2,735
Short-term lease expense	3,625	3,358
Finance lease cost:
Amortization of right-of-use assets	259	237
Interest on lease obligations	24	21
Total finance lease cost	283	258
Total lease cost	$6,860	$6,351
The components of supplemental cash flow information related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$2,787	$2,273
Operating cash flows for finance leases	$24	$21
Financing cash flows for finance leases	$257	$243
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,632	$—
Finance leases	$53	$139
Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	9
Finance leases (in years)	1	2
Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	6.4%	5.1%
The supplemental balance sheet information related to leases for the period is as follows:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Finance leases
Long-term right-of-use assets	$252	$457
Short-term finance lease liabilities	258	253
Long-term finance lease liabilities	79	286
Total finance lease liabilities	$337	$539
Operating leases
Long-term right-of-use assets	$14,433	$14,009
Short-term operating lease liabilities	1,384	901
Long-term operating lease liabilities	13,999	13,893
Total operating lease liabilities	$15,383	$14,794